STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 8 — STOCKHOLDERS’ EQUITY

August 2015 Warrants

As a result of the Series B Preferred Stock having a floor price of $12.00 in the February 2016 offering, the exercise price of the unexercised Series A warrants remaining from the August 2015 Financing was adjusted to $12.00. On April 29, 2016, the Company entered into additional amendments with certain holders of the Series A warrants to reduce the exercise price to between $6.00 and $8.40. From February 29, 2016 to September 30, 2016, 49,647 of the Series A Warrants were exercised into 49,647 shares of the Company’s common stock. The Company received $367,000 in gross proceeds from the exercise. At the time the Company modifies an exercise price, the warrant liabilities are marked to market with the resulting change in fair value included in change in fair value of derivative liabilities on the condensed consolidated statement of operations.

February 2016 Warrants

On April 29, 2016, the Company entered into amendments with certain holders of the February warrants to reduce the exercise price to $8.40. From April 1, 2016 to September 30, 2016, 14,820 of the warrants issued in connection with the February 2016 financing, have been exercised into 14,820 shares of common stock. The Company received $125,000 in gross proceeds from the exercise. At the time the Company modifies an exercise price, the warrant liabilities are marked to market with the resulting change in fair value included in change in fair value of derivative liabilities on the condensed consolidated statement of operations.

May 2016 Financing

On May 16, 2016, the Company closed an offering of units in which the Company offered 116,667 Units, at a price of $8.40 per Unit, each consisting of one share of common stock, par value $0.00001 per share, and one warrant to purchase one share of common stock at an exercise price of $13.79 per share. The Company received approximately $980,000 in gross proceeds from the offering, before deducting placement agent fees and offering expenses of $187,000. Roth Capital Partners acted as sole placement agent for the offering. The Warrants will be exercisable beginning on November 16, 2016 at an exercise price of $13.79 per share. The Warrants will expire on the fifth (5th) anniversary of the initial date of issuance.

As discussed in Note 9, the warrants issued in the May 2016 Financing contain provisions whereby the holder can net cash settle upon certain events occurring at the Company. As such, the warrants were recorded by the Company as derivative liabilities upon completion of the May 2016 Financing. Of the total gross proceeds, $826,000 were recorded as derivative liabilities and $154,000 were recorded within stockholders’ equity at the date of issuance. Of the total aggregate costs of the offering, $158,000 were included in other expense on the condensed consolidated statements of operations for the three and nine months ended September 30, 2016 and $29,000 were recorded as a reduction to stockholders’ equity.

Conversions of 8% Notes

During the nine months ended September 30, 2016, the holders of the 8% Convertible notes converted $250,000 of principal into 15,079 shares of common stock.

Conversion of April 2016 Notes

As of September 30, 2016, the holders of the April 5% Convertible Notes converted $360,000 of principal into 45,834 shares of common stock.

July 2016 Financing

On July 20, 2016, the Company closed an underwritten public offering of Units. The Company sold 730,000 Units, at a price of $6.85 per Unit, each of which consists of one share of common stock, par value $0.00001 per share, and 1.25 of a warrant to purchase one share of common stock at an exercise price of $0.685 per share. The Company also granted to the underwriters a 45-day option to acquire an additional 109,500 shares of common stock and/or warrants to purchase 136,875 shares of common stock to cover over-allotments. On July 15, 2016, the underwriters exercised their over-allotment option to purchase warrants to purchase 136,875 shares of common stock. The Company received approximately $5 million in gross proceeds from the offering, including exercise of the over-allotment option, before deducting the underwriting discount and offering expenses payable by the Company of approximately $701,000. The Warrants will expire on the fifth (5th) anniversary of the initial date of issuance.

Other Common Stock Issuances

During the nine months ended September 30, 2016, the Company issued a total of 282,310 shares of common stock with a grant date fair value of $1,960,000 to employees, directors, consultants and general counsel in lieu of paying cash for their services.

Warrants and Options

During the three and nine months ended September 30, 2016, the Company recorded $39,000 and $264,000, respectively, as stock compensation expense from the amortization of stock options issued in prior periods. During the three and nine months ended September 30, 2015, the Company recorded $153,000 and $432,000, respectively as stock compensation expense from the amortization of stock options issued in prior periods.
A summary of the warrant and option activity is as follows:

Warrants

	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	75,162	$505.20
Granted	1,262,426	$8.30
Exercised	(142,278)	$52.50
Forfeited or Expired	(4,239)	$820.00
Outstanding, September 30, 2016	1,191,071	$31.51
Exercisable, September 30, 2016	1,191,071	$31.51

Options

	Number of Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	2,527	$9,588
Granted	—	—
Exercised	—	—
Forfeited or Expired	(738)	$23,279
Outstanding, September 30, 2016	1,789	$3,943
Exercisable, September 30, 2016	1,010	$6,643

13 — STOCKHOLDERS’ EQUITY

April 2014 Offering

On April 22, 2014, the Company closed an underwritten public offering of 4,384 shares of common stock, at a purchase price to the public of $2,280 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $8,816,000. Roth Capital Partners and Feltl and Company acted as underwriters for the offering.

Reduction in Authorized Shares

On June 11, 2014, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution to the shareholders to authorize the Board to decrease the number of authorized shares of common stock from 300,000,000 shares to 100,000,000 shares.

Purchase Agreements and Registration Rights Agreement with Lincoln Park

$1,000,000 Purchase Agreement
On September 22, 2014, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund (“Lincoln Park”), pursuant to which we offered 417 shares of our common stock to Lincoln Park at a price of $2,400 per share, for an aggregate purchase price of $961,000 net of expenses. The closing of the transaction occurred on September 24, 2014. The Company issued the 417 shares of common stock pursuant to the Company’s registration statement on Form S-3 that was declared effective on August 31, 2014 (the “Shelf Registration Statement”).
$15,000,000 Purchase Agreement
On September 19, 2014, the Company entered into a Purchase Agreement (the “$15M Purchase Agreement”) and a registration rights agreement with Lincoln Park. In consideration for entering into the transaction, the Company issued 146 shares of our common stock to Lincoln Park as a commitment fee upon execution of the $15M Purchase Agreement. The Company recorded $346,000 as a prepaid expense based upon a stock price of $2,376 on the date of issuance. Lincoln Park also agreed to purchase up to $15,000,000 of our shares of common stock over the 24-month term of the $15M Purchase Agreement.
The $15M Purchase Agreement provides that, from time to time over the term of the $15M Purchase Agreement, on any business day, as often as every other business day, and at our sole discretion, the Company may require Lincoln Park to purchase up to 84 shares of our common stock (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 125 shares of our common stock provided that the closing sale price of our common stock is not below $2,400 on the purchase date, (ii) a Regular Purchase may be increased to up to 167 shares of our common stock provided that the closing sale price of our common stock is not below $3,000 on the purchase date and (iii) a Regular Purchase may be increased to up to 209 shares of our common stock provided that the closing sale price of our common stock is not below $3,000 on the purchase date; and provided, further, that the aggregate price of any Regular Purchase shall not exceed $1,000,000. The Company may not sell any shares of our common stock as a Regular Purchase on a date in which the closing sale price of our common stock is below $1,800. The purchase price for Regular Purchases shall be equal to the lesser of (i) the lowest sale price of our common stock on the purchase date and (ii) the average of the three (3) lowest closing sale prices of our common stock during the ten (10) business days prior to the purchase date, as reported on the NASDAQ Capital Market.
On October 3, 2014, the Company filed a registration statement on Form S-1 with the SEC to register 3,986 shares of the Company’s common stock for sale to Lincoln Park under the $15M Purchase Agreement and the 146 shares of common stock issued to Lincoln Park as a commitment fee. On October 20, 2014, the SEC declared this registration statement effective. On May 18, 2015, the Company filed a Post-Effective Amendment to deregister the 40,483 shares of common stock registered pursuant to the registration statement declared effective on October 20, 2014, that remained unsold.
Between October 20, 2014 and May 18, 2015, the Company had drawn down $145,000 and issued 84 shares of common stock under the $15M Purchase Agreement. The prepaid expense for this financing was $0 as of December 31, 2015, representing a decrease of $346,000 from the initial recording of $346,000. The Company is amortizing the prepaid balance to additional paid in capital on a straight line basis over the term of the agreement.
$1,331,500 Purchase Agreement
On November 25, 2014, the Company entered into a purchase agreement, pursuant to which the Company sold to Lincoln Park, certain officers and directors of the Company (the “Affiliate Purchasers”) and certain other investors (the “Other Investors”) an aggregate of $1,331,500 of the Company’s common stock. The Company received net proceeds of $1,311,500 after deducting $20,000 in expenses associated with the purchase agreement. Pursuant to the purchase agreement, Lincoln Park purchased 417 shares of Common Stock at a purchase price of $1,500 per share, the Affiliate Purchasers purchased 205 shares of Common Stock at a purchase price of $1,644 per share and the Other Investors purchased 247 shares of Common Stock at a purchase price of $1,500 per share pursuant to the Company’s Shelf Registration Statement.

Equity Distribution Agreement with Roth Capital Partners, LLC

On November 18, 2014, the Company entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may sell from time to time up to $10,000,000 of shares of common stock (the “Shares”), through Roth (the “Offering”). The Equity Distribution Agreement was amended on December 29, 2014 to change the amount of the Offering to up to $1,000,000. Effective February 23, 2015, the Company terminated the Equity Distribution Agreement with Roth.

Issuance of common stock to 31 Group

On December 30, 2014, the Company issued 28 shares of its common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (See Note 12 — Series A Convertible Preferred Stock).

August 2015 Underwritten Offering

On August 19, 2015, the Company closed an underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 21,250 Class A Units, at a price of $120.00 per Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $120.00 per warrant, (ii) 20,417 Class B Units, at a price of $118.80 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant, (iii) 21,250 Series C Warrants, at a price of $1.20 per Series C Warrant, which is deemed to be included in the $120.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $120.00, and (iv) 41,250 Series D Warrants, at a price of $1.20 per Series D Warrant, which is deemed to be included in the $118.80 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $118.80. The Company received approximately $4,975,500 in gross proceeds from the offering, before underwriting discounts and commissions and offering expenses payable by the Company. Roth Capital Partners, LLC acted as sole book-running manager and as underwriter for the offering.
Each Series A Warrant was immediately exercisable at an initial exercise price of $120.00 per share. The Series A Warrants will expire on the fifth anniversary of the initial date of issuance.
Each Pre-funded Series B Warrant was immediately exercisable at an initial exercise price of $1.20 per share. The Pre-funded Series B Warrants will expire on the fifth anniversary of the initial date of issuance. Pre-funded Series B Warrants that expire unexercised will have no further value and the holder of such warrant will lose the pre-funded amount.
Each Series C Warrant was exercisable for one additional Class A Unit, each of which consists of one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series C Warrants are exercisable immediately at an initial exercise price of $120.00 per Class A Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series C Warrants will be exercisable at a per Class A Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class A Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the volume weighted average price of our common stock (“VWAP”) for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series C Warrants expired at the close of business at 5:00 p.m. (New York time) on November 19, 2015, the 65th trading day following the date of issuance.
Each Series D Warrant was exercisable for one additional Class B Unit, each of which consists of one Pre-funded Series B Warrant to purchase one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series D Warrants are exercisable immediately at an initial exercise price of $118.80 per Class B Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series D Warrants will be exercisable at a per Class B Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class B Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the VWAP for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series D Warrants will expired at the close of business at 5:00 p.m. (New York time) on November 19, 2015, the 65th trading day following the date of issuance.
As a result of the net cash settlement provisions included in each of the warrants issued in the offering, the Company recorded an aggregate $3,368,000 as a derivative liability on the date of the offering. The remaining portion of the gross proceeds of $1,607,000 was recorded by the Company to stockholders’ equity on the date of the offering. The Company allocated the aggregate costs associated with the offering of $945,000 on a pro rata basis to the warrants and common shares issued in the offering and as a result, $640,000 of the costs were expensed and $305,000 were recorded as a reduction to additional paid in capital on the date of the offering.
At various dates from the date of the offering through December 31, 2015, all 20,417 of the Series B Warrants were exercised into 20,417 shares of the Company’s common stock. The Company received $17,000 in cash as a result of the exercise and reclassified $1,197,000 of derivative liabilities to stockholders’ equity.
From October 1, 2015 through November 19, 2015, 18,750 Series C Warrants issued in our August 2015 underwritten public offering have been exercised into 18,750 Class A Units, consisting of 18,750 shares of common stock and 9,375 Series A Warrants, at an exercise price of $30.20 per share.
From October 1, 2015 through November 19, 2015, 38,875 Series D Warrants issued in our August 2015 underwritten public offering have been exercised into 38,875 Class B Units, consisting of 38,875 Series B Warrants and 19,438 Series A Warrants, at an exercise price of $30.20 per share. Of such Series B Warrants issued, 38,875 were then exercised into 38,875 shares of common stock as of December 1, 2015.

Settlement with Holders of Series B Warrants

On November 2, 2015, the Company entered into a Settlement Agreement and Mutual Release (the “Agreement”) with certain holders (the “Holders”) of the Company’s Series B Warrants to purchase common stock (the “Original Warrants”), issued in connection with the August 2015 underwritten offering. Upon the consummation of the Agreement, in full and complete satisfaction of all claims that the Holders made or could have made against the Company arising in connection with the Original Warrants, the Company delivered to the Holders new warrants initially exercisable to purchase, in the aggregate, 20,417 shares of the Company’s common stock, par value $0.00001, at an exercise price of $90.00 per share with an expiration date of November 2, 2018, as set forth in the Agreement.

Settlement of Amounts Due to Related Parties

In October 2015, George Schmitt, Chief Executive Officer and Chairman of the Board, agreed to convert $500,000 of existing loans due from the Company into 7,441 shares of the Company’s common stock with a grant date fair value of approximately $500,000.

Shares Issued for Services

In 2015, the Company issued 11,362 shares of common stock to employees in lieu of paying $1,325,221 of payroll due to cost cutting measures and 3,912 shares of common stock to various other parties to pay $509,072 worth of services. In 2014, the Company did not issue any shares to employees in lieu of paying payroll or any shares to consultants.

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.
A summary of the Company’s historical stock option plan activity as of December 31, 2015 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/ Expired	Options Outstanding
2004	119	119	(56)	(39)	24
2005	119	119	(8)	(111)	0
2006	262	258	(5)	(60)	193
2007	24	22	—	(4)	18
2009	238	299	(8)	(125)	166
2013	756	411	—	(105)	306
2015	1,971	1,971	—	(150)	1,821
Total	3,489	3,199	(77)	(594)	2,528
The weighted average fair value of options granted was $259.20 and $1,461.60 during the years ended December 31, 2015 and 2014, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2015	2014
Exercise price	$306	$1,704
Volatility	116%	118%
Risk-free interest rate	1.54%	1.63%
Expected dividend yield	0%	0%
Expected term (years)	6	6
The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method and for non-employee options, the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant. The forfeiture rate for the year ended December 31, 2015 was 5.5%. The forfeiture rate is based on historical data related to prior option grants, as the Company believes such historical data will be similar to future results.
A summary of the status of the Company’s stock option plans for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding, January 1, 2015	800	$32,023
Granted	2,039	$306
Exercised	—	—
Forfeited or Expired	(311)	$6,450
Options outstanding, December 31, 2015	2,528	$9,588
Exercisable, December 31, 2015	548	$42,752
As of December 31, 2015, the weighted average remaining contractual life was 8.26 years for the options outstanding and 4.29 years for the options exercisable.
Summary information regarding the options outstanding and exercisable at December 31, 2015 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
25 – 805	2,196	9.13	$761	220	$4,175
840 – 2,380	114	6.65	15,020	110	14,992
3,500 – 7,500	197	0.19	82,584	197	82,584
12,250 – 28,900	21	1.01	217,854	21	217,854
	2,528			548
Under the provisions of ASC 718, the Company recorded approximately $530,000 and $625,000 of stock based compensation expense for the years ended December 31, 2015 and 2014, respectively. Stock based compensation for employees was approximately $269,000 and $305,000 and stock based compensation expense for non-employees was approximately $261,000 and $320,000 for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, there was approximately $0.5 million and $0.6 million, respectively, of unrecognized compensation cost related to non-vested options under the plans. The weighted average grant date value of the options forfeited in 2015 was $6,450.
In 2015 and 2014, no options were exercised. The intrinsic value of options exercisable at December 31, 2015 and 2014 was $0 and $0, respectively. The total fair value of shares vested during 2015 and 2014 was approximately $498,000 and $830,000, respectively.
The Company had approximately $0.5 million of unrecognized stock-based compensation expense related to unvested stock options, net of estimated forfeitures, as of December 31, 2015, which we expect to be recognized over the next three years.

Warrants:

The Company has issued warrants, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance in connection with numerous financing transactions.
A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding, January 1, 2015	3,851	$7,392.00
Granted	193,103	61.20
Exercised	(116,917)	15.60
Forfeited or Expired	(4,875)	138.00
Warrants Outstanding, December 31, 2015	75,162	505.20
Exercisable, December 31, 2015	75,162	$505.20

Summary information regarding the warrants as of December 31, 2015 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$90	20,419	2.83
$120	49,646	4.77
$1,380	1,208	4.10
$2,400	352	4.14
$2,626	143	2.89
$4,200	59	2.65
$6,600	476	0.13
$8,244	2,722	2.66
$9,444	11	0.28
$10,500	119	2.04
$42,000	7	1.20
Exercisable, December 31, 2015	75,162